Summary of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Trade and other receivables	$ 74	$ 203
Inventory		5
Prepaid expenses and other current assets	625	626
Payables and accrued liabilities	711	235
Deferred revenues		(154)
Provision for restructuring and other costs		(9)
Employee future benefits	(129)	(145)
Increase (decrease) in operating assets and liabilities	$ 1,281	$ 761